Net Loss Per Share - Additional Information (Detail) - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 21, 2021
Class of warrant or right, outstanding	30,003,547	9,825,545
Sensata Warrants [Member]
Class of warrant or right, outstanding		2,500,000	2,500,000	2,500,000